STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Risk-free interest rate, Minimum	43.00%	60.00%
Risk-free interest rate, Maximum	1.27%	0.84%
Expected dividend yield	0.00%	0.00%
Volatility factor	90.00%	90.00%
Expected life of option, Minimum	3 years 1 month 24 days	4 years 9 months
Expected life of option, Maximum	7 years	10 years